ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
ACCOUNTS RECEIVABLE [Text Block]

6. ACCOUNTS RECEIVABLE

The Corporation's accounts receivable are comprised mainly of amounts owing to the Corporation by loyalty program partners for transactions carried out on the Points.com website and amounts owing to the Corporation by companies that perform loyalty program transactions where the Corporation is a partner in facilitating such transactions. The amount is presented net of an allowance for doubtful accounts. Accounts receivable are comprised of:

	2018	2017

Accounts receivable before allowance for doubtful accounts	$9,472	$7,832
Allowance for doubtful accounts	(154)	(91)
Accounts receivable	$9,318	$7,741

The Corporation’s exposure to credit and currency risks related to accounts receivable is disclosed in Note 17.